SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Preparation
Fly is a holding company that conducts its business through its subsidiaries. The Company directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Fly and all of its subsidiaries. In instances where it is the primary beneficiary, Fly will consolidate a Variable Interest Entity (“VIE”). Fly is deemed the primary beneficiary when it has both the power to direct the activities of the VIE that most significantly impact the economic performance of such VIE, and it bears the significant risk of loss and participates in gains of the VIE. All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

Segment	The Company has one operating and reportable segment which is aircraft leasing.
Reclassifications
Certain amounts in prior period consolidated financial statements have been reclassified to conform to the current period presentation. In 2017, the Company adopted ASU 2016-15 and ASU 2016-18, Statement of Cash Flows (Topic 230). Such reclassifications had no impact on consolidated net income or shareholders’ equity. (See “New Accounting Pronouncements” below.)

Use of Estimates
USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets, liabilities and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management’s estimates, particularly with respect to flight equipment. Actual results could differ from those estimates.

Risks and Uncertainties
RISKS AND UNCERTAINTIES

The Company encounters several types of risk during the course of its business, including credit and market risks. Credit risk addresses a lessee’s or derivative counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects the change in the value of derivatives and credit facilities due to changes in interest rate spreads or other market factors, including the value of collateral underlying the Company’s credit facilities.

Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Restricted Cash and Cash Equivalents
RESTRICTED CASH AND CASH EQUIVALENTS

The Company’s restricted cash and cash equivalents consist primarily of (i) security deposits and certain maintenance payments received from lessees under the terms of various lease agreements, (ii) a portion of rents collected which may be required to be held as cash collateral under certain of the Company’s debt facilities and (iii) other cash, which may be subject to withdrawal restrictions pursuant to the Company’s credit agreements. All restricted cash is held by major financial institutions in segregated accounts.

Rent Receivables
RENT RECEIVABLES

Rent receivables represent unpaid lessee obligations under existing lease contracts. Any allowance for doubtful accounts is established on a specific identification basis and is maintained at a level believed by management to be adequate to absorb probable losses associated with rent receivables. The assessment of credit risk is primarily based on the extent to which amounts outstanding exceed the value of security held, the financial strength and condition of a debtor and the current economic and regulatory conditions of the debtor’s operating environment. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows and consideration of current factors and economic trends impacting the lessees and their credit worthiness, all of which may be susceptible to significant change. Uncollectible rent receivables are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is recorded based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. As of December 31, 2017 and 2016, the Company had no allowance for doubtful accounts.

In addition, the Company places a lessee on non-accrual status once it determines that it is no longer probable that the Company will receive the economic benefits of the lease. The Company recognizes revenue from a lessee on non-accrual status only as cash is received.

Investment in Unconsolidated Subsidiary
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

Fly has a 57.4% interest in Fly-Z/C Aircraft Holdings LP (“Fly-Z/C LP”). Fly accounts for its interest in the unconsolidated subsidiary using the equity method as the Company does not control the entity. Under the equity method, the Company’s investment is initially recorded at cost and the carrying amount is affected by its share of the unconsolidated subsidiary’s undistributed earnings and losses, and distributions of dividends and capital.

The Company periodically reviews the carrying amount of its investment in the unconsolidated subsidiary, or whenever events or changes in circumstances indicate that a decline in value may have occurred. If its investment is determined to be impaired on an other-than-temporary basis, a loss equal to the difference between the fair value of the investment and its carrying value is recorded in the period of identification.

Investment in Finance Lease
INVESTMENT IN FINANCE LEASE

The Company has recorded one lease as an investment in finance lease. The investment in finance lease equals the sum of amounts to be received under the lease, plus the estimated residual value of the equipment at lease termination, less unearned income. Residual value reflects management’s estimate of the amounts to be received at lease termination from the re-lease or disposition of the leased equipment. Initial unearned income represents the amount by which the original sum of the lease receivable and the estimated residual value exceeds the original cost of the leased equipment. Unearned income is recognized as finance lease income over the lease term in a manner that produces a constant rate of return on the net investment in the lease based on an implicit interest rate. Initial direct costs and fees related to lease origination are deferred as part of the investment and amortized over the lease term.

Flight Equipment Held for Sale
FLIGHT EQUIPMENT HELD FOR SALE

Flight equipment is classified as held for sale when the Company commits to and commences a plan of sale that is reasonably expected to be completed within one year and satisfies certain other held for sale criteria. Flight equipment held for sale is recorded at the lesser of carrying value or fair value, less estimated cost to sell. The Company continues to recognize rent from aircraft held for sale until the date the aircraft is sold. An impairment loss is recorded for an asset or asset group held for sale when the carrying value of the asset or asset group exceeds its fair value, less estimated cost to sell. Aircraft classified as held for sale is not depreciated.

Subsequent changes to the asset’s fair value are recorded as adjustments to the carrying value of the flight equipment. However, any such adjustment will not cause the asset’s fair value to exceed its original carrying value.

Flight Equipment Held for Operating Lease
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

Flight equipment held for operating lease are recorded at cost and depreciated to estimated residual values on a straight-line basis over their estimated remaining useful lives. Useful life is generally 25 years from the date of manufacture. Residual values are generally estimated to be 15% of the original manufacturer’s estimated realized price for the flight equipment when new. Management may, at its discretion, make exceptions to this policy on a case by case basis when, in its judgment, the residual value calculated pursuant to this policy does not appear to reflect current expectations of residual values. Examples of such situations include, but are not limited to:

●	Flight equipment where original manufacturer’s prices are not relevant due to plane modifications and conversions.

●	Flight equipment that is out of production and may have a shorter useful life or lower residual value due to obsolescence.

●	The remaining life of a converted freighter is determined based on the date of conversion, in which case, the total useful life may extend beyond 25 years from the date of manufacture.

●	Flight equipment that management believes will be disposed of prior to the end of its estimated useful life.

Estimated residual values and useful lives of flight equipment are reviewed and adjusted, if appropriate, during each reporting period.

Major aircraft improvements or lessee-specific modifications to the aircraft to be performed by the Company pursuant to any lease agreement are accounted for as lease incentives and amortized against revenue over the term of the lease, assuming no lease renewals. Generally, lessees are responsible for repairs, scheduled maintenance and overhauls during the lease term and compliance with return conditions of flight equipment at lease termination.

Major aircraft improvements and modifications incurred during an off-lease period are capitalized and depreciated over the remaining life of the flight equipment. In addition, costs paid by the Company for scheduled maintenance and overhauls are also capitalized and depreciated over a period to the next scheduled maintenance or overhaul event. Miscellaneous repairs are expensed when incurred.

Impairment of Flight Equipment
IMPAIRMENT OF FLIGHT EQUIPMENT

The Company evaluates flight equipment for impairment when circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company’s evaluation of impairment indicators include, but are not limited to, recent transactions for similar aircraft, adverse changes in market conditions for specific aircraft types, third party appraisals of aircraft, published values for similar aircraft, any occurrence of adverse changes in the aviation industry and the overall market conditions that could impact the fair value of the Company’s aircraft. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will assess whether the carrying values of the flight equipment exceed the fair values and an impairment loss is required. The undiscounted cash flows consist of cash flows from currently contracted leases, future projected lease rates, transition costs, estimated down time and estimated residual or scrap values for an aircraft. The Company will also record an impairment charge if the expected sale proceeds of an aircraft are less than its carrying value. The impairment loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing and able buyer and a willing seller. Expected future lease rates are based on all relevant information available, including the existing lease, current contracted rates for similar aircraft, appraisal data and industry trends. Residual value assumptions generally reflect an aircraft’s salvage value, except where more recent industry information indicates a different value is appropriate.

Impairment analyses require the use of assumptions and estimates, including the level of future rents, the residual value of the flight equipment to be realized upon sale at some future date, estimated downtime between re-leasing events and the amount of re-leasing costs.

Maintenance Rights
MAINTENANCE RIGHTS

The Company identifies, measures and accounts for maintenance right assets and liabilities associated with its acquisitions of aircraft with in-place leases. A maintenance right asset represents the fair value of its contractual right under a lease to receive an aircraft in an improved maintenance condition at lease expiry as compared to the maintenance condition on the acquisition date. A maintenance right liability represents the Company’s obligation to pay the lessee for the difference between the lease end contractual maintenance condition of the aircraft at lease expiry and the actual maintenance condition of the aircraft on the acquisition date.

The Company’s aircraft are typically subject to triple-net leases pursuant to which the lessee is responsible for maintenance, which is accomplished through one of two types of provisions in its leases: (i) end of lease return conditions (EOL Leases) or (ii) periodic maintenance payments (MR Leases).

EOL Leases

Under EOL Leases, the lessee is obligated to comply with certain return conditions which require the lessee to perform lease end maintenance work or make cash compensation payments at the end of the lease to bring the aircraft into a specified maintenance condition.

Maintenance right assets in EOL Leases represent the difference in value between the contractual right to receive an aircraft in an improved maintenance condition at lease expiry as compared to the maintenance condition on the acquisition date. Maintenance right liabilities exist in EOL Leases if, on the acquisition date, the maintenance condition of the aircraft is greater than the contractual return condition in the lease at lease expiry and the Company is required to pay the lessee in cash for the improved maintenance condition.

When the Company has recorded maintenance right assets with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment to the Company by the lessee, the maintenance right asset is relieved and an aircraft improvement is recorded to the extent the improvement is substantiated and deemed to meet the Company’s capitalization policy; (ii) the lessee pays the Company cash compensation at lease expiry in excess of the value of the maintenance right asset, the maintenance right asset is relieved and any excess is recognized as end of lease income; or (iii) the lessee pays the Company cash compensation at lease expiry that is less than the value of the maintenance right asset, the cash is applied to the maintenance right asset and the balance of such asset is relieved and recorded as an aircraft improvement to the extent the improvement is substantiated and meets the Company’s capitalization policy. Any aircraft improvement will be depreciated over a period to the next scheduled maintenance event in accordance with our policy with respect to major maintenance.

When the Company has recorded maintenance right liabilities with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment by the Company to the lessee, the maintenance right liability is relieved and end of lease income is recognized; (ii) the Company pays the lessee cash compensation at lease expiry of less than the value of the maintenance right liability, the maintenance right liability is relieved and any difference is recognized as end of lease income; or (iii) the Company pays the lessee cash compensation at lease expiry in excess of the value of the maintenance right liability, the maintenance right liability is relieved and the excess amount is recorded as an aircraft improvement.

MR Leases

Under MR Leases, the lessee is required to make periodic maintenance payments to us based upon usage of the aircraft. When qualified major maintenance is performed during the lease term, the Company is required to reimburse the lessee for the costs associated with such maintenance. At the end of lease, the Company is entitled to retain any cash receipts in excess of the required reimbursements to the lessee.

Maintenance right assets in MR Leases represent the right to receive an aircraft in an improved condition relative to the actual condition on the acquisition date. The aircraft is improved by the performance of qualified major maintenance paid for by the lessee who is reimbursed by the Company from the periodic maintenance payments that it receives. Maintenance right assets, net will be recorded as a separate line item on the Company’s balance sheet.

When the Company has recorded maintenance right assets with respect to MR Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry and no qualified major maintenance has been performed by the lessee since the acquisition date, the maintenance right asset is offset by the amount of the associated maintenance payment liability and any excess is recorded as end of lease income, which is consistent with the Company’s existing policy; or (ii) the Company has reimbursed the lessee for the performance of qualified major maintenance, the maintenance right asset is relieved and an aircraft improvement is recorded.

There are no maintenance right liabilities for MR Leases.

When flight equipment is sold, maintenance rights are released from the balance sheet as part of the disposition gain or loss.

Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks. All derivatives are recognized on the balance sheet at their fair values. Pursuant to U.S. GAAP, changes in the fair value of the item being hedged are recognized into earnings in the same period and in the same income statement line as the change in the fair value of the derivative instrument. On the date that the Company enters into a derivative contract, the Company formally documents all relationships between the hedging instruments and the hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability. Changes in the fair value of a derivative that is designated and qualifies as an effective cash flow hedge are recorded in accumulated other comprehensive income, net of tax, until earnings are affected by the variability of cash flows of the hedged item. Any derivative gains and losses that are not effective in hedging the variability of expected cash flows of the hedged item or that do not qualify for hedge accounting treatment are recognized directly into income.

At the hedge’s inception and at least every reporting period thereafter, a formal assessment is performed to determine whether changes in cash flows of the derivative instrument have been highly effective in offsetting changes in the cash flows of the hedged items and whether they are expected to be highly effective in the future. The Company discontinues hedge accounting prospectively when (i) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the derivative instrument is carried at its fair market value on the balance sheet with changes in fair value recognized into current-period earnings. The remaining balance in accumulated other comprehensive income associated with the derivative that has been discontinued is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

Other Assets
OTHER ASSETS

Other assets consist primarily of unamortized lease premiums, initial direct lease costs and other miscellaneous receivables. Lease premiums are amortized into operating lease income over the lease term.

Security Deposits
SECURITY DEPOSITS

In the normal course of leasing aircraft to third parties under its lease agreements, the Company receives cash or letters of credit as security for certain contractual obligations, which are held on deposit until termination of the lease. Security deposits are returned to the lessee at lease termination or taken into income if the lessee fails to perform under its lease.

Maintenance Payment Liability
MAINTENANCE PAYMENT LIABILITY

The Company’s flight equipment is typically subject to triple-net leases under which the lessee is responsible for maintenance, insurance and taxes. Fly’s operating leases also obligate the lessees to comply with all governmental requirements applicable to the flight equipment, including without limitation, operational, maintenance, registration and airworthiness directives.

Under the terms of the lease agreements, cash collected from lessees for future maintenance of the aircraft is recorded as maintenance payment liabilities. The Company does not recognize such maintenance payments as revenue during the lease term. Maintenance payment liabilities are attributable to specific aircraft and are typically based on hours or cycles of utilization, depending upon the component. Upon the occurrence of qualified maintenance events, the lessee submits a request for reimbursement and upon disbursement of the funds, the liability is relieved.

The lessor may be obligated to contribute to maintenance related expenses on an aircraft during the term of the lease. In other instances, the lessee or lessor may be obligated to make a payment to the other party at lease termination based on a computation stipulated in the lease agreement. The calculation is based on utilization and condition of the airframe, engines and other major life-limited components as determined at lease termination.

The Company may also incur maintenance expenses on off-lease aircraft. Scheduled major maintenance or overhaul activities and costs for certain high-value components that are paid by the Company are capitalized and depreciated over the period until the next overhaul is required. Payments made by the Company for minor maintenance, repairs and re-leasing of aircraft are expensed as incurred.

At lease termination, maintenance payment liabilities are offset against any maintenance right balance for the aircraft, and the remainder is recognized as end of lease income. When flight equipment is sold, the maintenance payment liability amounts may be remitted to the buyer in accordance with the terms of the related agreements and are released from the balance sheet as part of the disposition gain or loss.

Revenue Recognition
REVENUE RECOGNITION

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Where revenue amounts do not meet these recognition criteria, recognition is delayed until the criteria are met.

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Operating lease revenue. The Company receives lease revenue from flight equipment under operating leases. Rental income from aircraft is recognized on a straight-line basis over the initial term of the respective lease. The operating lease agreements generally do not provide for purchase options, however, the leases may allow the lessee to exercise an option to extend the lease for an additional term. Contingent rents are recognized as revenue when the contingency is resolved. Revenue is not recognized when collection is not reasonably assured.

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End of lease income. The amount of end of lease income the Company recognizes in any reporting period is inherently volatile and depends upon a number of factors, including the timing of both scheduled and unscheduled lease expiries and the timing of maintenance performed on the aircraft by the lessee, among others.

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Lease incentives. The Company’s leases may contain provisions which require it to contribute a portion of the lessee’s costs for heavy maintenance, overhaul or replacement of certain high-value components. The Company accounts for these expected payments as lease incentives, which are amortized as a reduction of lease revenue over the life of the lease.

●	Finance lease income. Revenue from finance lease is recognized using the interest method to produce a level yield over the life of the finance lease.

Share-Based Compensation
SHARE-BASED COMPENSATION

The Company has a 2010 Omnibus Incentive Plan (“2010 Plan”) permitting the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights (“SARs”); (ii) restricted stock units (“RSUs”); (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan.

Compensation expense associated with grants to employees were valued at the grant date and amortized on a straight-line basis over the service period. Grants to non-employees were initially measured at grant date, and then re-measured at each interim reporting period until the awards vested. Determining the appropriate fair value model and calculation of the fair value of stock-based awards required judgment, including estimating stock price volatility, forfeitures and expected grant life.

Income Taxes
INCOME TAXES

The Company provides for income taxes by tax jurisdiction. Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statements and tax basis of existing assets and liabilities at the enacted tax rates expected to apply when the assets are recovered or liabilities are settled. A valuation allowance is used to reduce deferred tax assets to the amount that management ultimately expects to be more-likely-than-not realized.

The Company recognizes an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The Company has elected to classify any interest on unpaid income taxes and penalties as a component of the provision for income taxes. No interest on unpaid income taxes and penalties were incurred during each of the years ended December 31, 2017, 2016 and 2015.

New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers. Under the guidance, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the guidance requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The guidance specifically notes that lease contracts are a scope exception. The guidance is effective for annual reporting periods, including interim periods, beginning after December 15, 2017. The Company adopted the guidance effective January 1, 2018. The adoption will not have a significant impact on the consolidated financial statements and the related footnotes because lease revenue, which comprises the majority of the Company’s revenue, is excluded from the scope of this guidance.

In February 2016, FASB issued its new lease guidance, ASU 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. FASB has decided that lessors would be precluded from recognizing selling profit and revenue at lease commencement for any finance lease that does not transfer control of the underlying asset to the lessee. In addition, the new guidance will require lessors to capitalize, as initial direct costs, only those costs that are incurred due to the execution of a lease. Any other costs incurred, including allocated indirect costs, will no longer be capitalized and instead will be expensed as incurred. As of December 31, 2017, the Company had approximately $2.0 million of unamortized lease costs. The guidance will be effective for annual reporting periods, including interim periods, beginning after December 15, 2018, and early adoption will be permitted. The new guidance must be adopted using the modified retrospective method. The Company is progressing in its assessment of the impact of ASC 842 and is concurrently gathering business requirements for the implementation of ASC 842. The Company plans to adopt the guidance effective January 1, 2019.

In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The guidance is effective for annual reporting periods, including interim periods, beginning after December 15, 2017. The guidance requires application using a retrospective transition method. The Company early adopted the guidance effective December 31, 2017. The adoption of the guidance requires the classification of cash payments for debt prepayments or extinguishment costs (including third-party costs, premiums paid, and other fees paid to lenders) as financing activities in the Company’s statement of cash flows. The adoption changes the Company's net cash provided by operating activities, with a corresponding change in its net cash provided by or used in financing activities.

In October 2016, FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which requires the recognition of current and deferred income taxes for intra-entity asset transfers, other than inventory, when the transfer occurs. Historically, the income tax consequence was not recognized until the asset was sold to a third party. The guidance is effective for annual reporting periods, including interim periods, beginning after December 15, 2017, and early adoption is permitted. The Company adopted the guidance effective January 1, 2018. The adoption of the guidance will not have a material impact on its consolidated financial condition, results of operations and cash flows.

In November 2016, FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230). ASU 2016-18 provides guidance on the presentation of restricted cash and restricted cash equivalents in the statement of cash flows. The guidance requires entities to show the changes in total of cash, cash equivalents, restricted cash and restricted cash equivalents. As a result, entities will no longer present transfers between cash and cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. Instead, restricted cash and cash equivalents is included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the consolidated statement of cash flows. The guidance requires application using a retrospective transition method to each period presented. The guidance is effective for annual reporting periods, including interim periods, beginning after December 15, 2017. The Company early adopted the guidance effective December 31, 2017. Prior to the adoption of the guidance, the Company presented the change in restricted cash and cash equivalents as cash provided by or used in financing activities as required by GAAP. The adoption of the new guidance eliminates the change in restricted cash and cash equivalents line item in financing activities and changes net cash flows provided by or used in financing activities by the same amount.

In August 2017, FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815). ASU 2017-12 is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. Under the guidance, if a cash flow hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income and reclassified to earnings when the hedged item impacts earnings. After initial qualification, the new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test, such as a regression analysis, if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. An initial quantitative test to establish that the hedge relationship is highly effective is still required. Additional disclosures include cumulative basis adjustments for fair value hedges and the effect of hedging on individual income statement line items. The guidance will be effective for annual reporting periods, including interim periods beginning after December 15, 2018, and early adoption will be permitted. The Company plans to adopt the guidance effective January 1, 2019.